MORGAN STANLEY DEAN WITTER CONVERTIBLE            TWO WORLD TRADE CENTER,
SECURITIES TRUST                                  NEW YORK, NEW YORK 10048
LETTER TO THE SHAREHOLDERS SEPTEMBER 30, 1998

DEAR SHAREHOLDER:

The twelve-month period ended September 30, 1998, was a volatile one for financial markets around the globe. Increasing concerns regarding the stability of emerging markets and a slowdown in U.S. corporate profit growth resulted in an extreme aversion to risk in financial markets worldwide. Convertible securities were not immune to the resulting sell-off, making the period a particularly difficult one for the Fund and the market.

PERFORMANCE

In this environment, Morgan Stanley Dean Witter Convertible Securities Trust Class A shares returned -13.38 percent, Class B returned -14.01 percent, Class C returned -14.07 percent and Class D returned -13.19 percent for the fiscal year ended September 30, 1998. The performance of the Fund's four share classes varies because each class has different expenses. During the same period, the Goldman Sachs Convertible 100 Index returned -7.45 percent and the Lipper Convertible Securities Funds Average returned -7.24 percent. The accompanying chart illustrates the growth of a hypothetical $10,000 investment in the Fund's Class B shares from September 30, 1988, through September 30, 1998, versus similar investments in the issues that comprise the Goldman Sachs Index and the Lipper Average.

The Fund underperformed its peer group primarily because of its emphasis on small-cap convertibles, which significantly lagged their large-cap counterparts for most of the period. The convertible securities of smaller companies tend to be less liquid than those of larger ones and are therefore very sensitive to overall market pressure. The Fund's tilt toward yield also hurt relative performance as credit spreads for lower-quality, higher-yielding issues widened dramatically during the period, pushing the prices of these securities significantly lower. This same prejudice toward yield, however, provided significant stability in the volatile environments of the first and third fiscal quarters.

MORGAN STANLEY DEAN WITTER CONVERTIBLE SECURITIES TRUST
LETTER TO THE SHAREHOLDERS SEPTEMBER 30, 1998, CONTINUED

INVESTMENT STRATEGY

The Fund looks for companies and industries with strong underlying fundamentals that have the potential to provide a high level of total return. The Fund currently focuses on small- and medium-capitalization companies that issue convertible securities that we believe offer excellent participation in a rising equity market and downside protection in a declining market. It also searches for convertible securities with good risk/reward characteristics, including a relatively high yield to support the convertible if the underlying stock declines, and an attractive conversion premium to ensure participation in any appreciation of the underlying stock. In an attempt to reduce volatility, the Fund generally concentrates on issues with shorter maturities while diversifying across a wide range of industries. As of September 30, 1998, the Fund had exposure to a broad range of industries, including managed health care (7.7 percent of net assets), real estate investment trusts (7.0 percent), major U.S. telecommunication companies (4.0 percent), auto parts (4.5 percent) and clothing retail stores (4.0 percent).

LOOKING AHEAD

We believe that the recent market environment has created attractive valuations, both from a fixed-income and an equity appreciation perspective, in the convertible market overall and the small-cap convertible market in particular. We expect that convertibles will perform well over the long run, offering potentially superior returns in modestly increasing, stable or declining equity markets, although they may lag equities during periods of very strong stock market performance.

We appreciate your ongoing support of Morgan Stanley Dean Witter Convertible Securities Trust and look forward to continuing to serve your investment needs.

Very truly yours,

        [SIGNATURE]
CHARLES A. FIUMEFREDDO
CHAIRMAN OF THE BOARD

MORGAN STANLEY DEAN WITTER CONVERTIBLE
SECURITIES TRUST
FUND PERFORMANCE SEPTEMBER 30, 1998

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

 GROWTH OF $10,000--CLASS B
      ($ in Thousands)
                                 FUND       GOLDMAN SACHS(4)    LIPPER(5)
Sep-88                           $10,000               $10,000     $10,000
Sep-89                           $12,020               $11,214     $11,820
Sep-90                            $9,985                $9,517     $10,580
Sep-91                           $11,875               $11,961     $13,522
Sep-92                           $12,551               $14,114     $15,374
Sep-93                           $15,465               $16,719     $18,554
Sep-94                           $16,241               $17,150     $18,530
Sep-95                           $18,463               $20,380     $21,425
Sep-96                           $21,178               $23,234     $24,287
Sep-97                           $26,130               $28,992     $30,235
Sep-98                        $22,468(3)               $26,833     $28,046

    PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. PERFORMANCE FOR CLASS A, CLASS C AND CLASS D SHARES WILL VARY FROM THE PERFORMANCE OF CLASS B SHARES SHOWN ABOVE DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

                                              AVERAGE ANNUAL TOTAL RETURNS*
-------------------------------------------------------------------------------------------------------------------------
                     CLASS B SHARES**                                                CLASS A SHARES+
----------------------------------------------------------      ---------------------------------------------------------
1 Year                         (14.01)%(1)        (18.14)%(2)   1 Year                         (13.38)%(1)       (17.93)%(2)
5 Years                          7.76  (1)          7.46  (2)   Since Inception (7/28/97)       (6.72) (1)       (10.90) (2)
10 Years                         8.43  (1)          8.43  (2)

                     CLASS C SHARES++                                               CLASS D SHARES++
----------------------------------------------------------      ---------------------------------------------------------
1 Year                         (14.07)%(1)        (14.89)%(2)   1 Year                         (13.19)%(1)
Since Inception (7/28/97)       (7.45) (1)         (7.45) (2)   Since Inception (7/28/97)       (6.52) (1)

------------------------
(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
(3) Closing value assuming a complete redemption on September 30, 1998.
(4) The Goldman Sachs Convertible 100 Index tracks the performance of 100 equally weighted convertible issues with market capitalizations of at least $100 million. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
(5) The Lipper Convertible Securities Funds Average tracks the performance of the funds which primarily invest in convertible bonds and convertible preferred shares of common stock as reported by Lipper Analytical Services.
* For periods of less than one year, the Fund quotes its total return on a non-annualized basis.
** The maximum contingent deferred sales charge (CDSC) for Class B shares is
   5.0%. The CDSC declines to 0% after six years.
+ The maximum front-end sales charge for Class A shares is 5.25%.
++ The maximum CDSC for Class C shares is 1% for shares redeemed within one year of purchase.
++ Class D shares have no sales charge.

MORGAN STANLEY DEAN WITTER CONVERTIBLE SECURITIES TRUST
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1998

PRINCIPAL
AMOUNT IN                                                                                   COUPON   MATURITY
THOUSANDS                                                                                    RATE      DATE       VALUE
---------------------------------------------------------------------------------------------------------------------------
           CONVERTIBLE BONDS (54.8%)
           AEROSPACE (1.3%)
$  4,000   Spacehab, Inc. - 144A**........................................................   8.00%   10/15/07  $  3,580,920
                                                                                                               ------------
           ASSISTED LIVING SERVICES (2.3%)
   2,500   ARV Assisted Living, Inc.......................................................   6.75    04/01/06     1,447,500
   3,000   Assisted Living Concepts, Inc. - 144A**........................................   5.625   05/01/03     2,460,000
   3,100   Emeritus Corp. - 144A**........................................................   6.25    01/01/06     2,169,442
                                                                                                               ------------
                                                                                                                  6,076,942
                                                                                                               ------------
           AUTO PARTS (3.6%)
   2,000   Magna International, Inc. (Canada) - 144A**....................................   4.875   02/15/05     2,007,500
   3,450   Mark IV Industries, Inc. - 144A**..............................................   4.75    11/01/04     2,868,882
   5,750   MascoTech, Inc.................................................................   4.50    12/15/03     4,894,688
                                                                                                               ------------
                                                                                                                  9,771,070
                                                                                                               ------------
           BIOTECHNOLOGY (0.7%)
   2,000   Chiron Corp....................................................................   1.90    11/17/00     1,879,440
                                                                                                               ------------
           BOOKS/MAGAZINE (1.0%)
   2,835   Nelson (Thomas), Inc...........................................................   5.75    11/30/99     2,814,361
                                                                                                               ------------
           BROADCASTING (1.8%)
   5,000   Scandinavian Broadcasting System SA (Luxembourg) - 144A**......................   7.00    12/01/04     4,889,400
                                                                                                               ------------
           BUSINESS SERVICES (0.8%)
   2,000   Data Processing Resource Corp. - 144A**........................................   5.25    04/01/05     2,027,500
                                                                                                               ------------
           CABLE/CELLULAR (3.6%)
   6,500   Tele-Communications International, Inc.........................................   4.50    02/15/06     6,266,000
   8,770   U.S. Cellular Corp.............................................................   0.00    06/15/15     3,332,775
                                                                                                               ------------
                                                                                                                  9,598,775
                                                                                                               ------------
           CLOTHING/SHOE/ACCESSORY CHAINS (4.0%)
   3,600   Genesco Inc. - 144A**..........................................................   5.50    04/15/05     2,085,948
   6,500   Saks Holdings, Inc.............................................................   5.50    09/15/06     6,435,000
   3,000   The Sports Authority, Inc......................................................   5.25    09/15/01     2,250,240
                                                                                                               ------------
                                                                                                                 10,771,188
                                                                                                               ------------
           COMPUTER SOFTWARE (0.2%)
   1,000   Tecnomatix Technologies Ltd. (Israel) - 144A**.................................   5.25    08/15/04       588,750
                                                                                                               ------------
           CONTRACT DRILLING (0.8%)
   9,000   Pride International, Inc.......................................................   0.00    04/24/18     2,230,740
                                                                                                               ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CONVERTIBLE SECURITIES TRUST
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1998, CONTINUED

PRINCIPAL
AMOUNT IN                                                                                   COUPON   MATURITY
THOUSANDS                                                                                    RATE      DATE       VALUE
---------------------------------------------------------------------------------------------------------------------------
           DIVERSIFIED FINANCIAL SERVICES (0.0%)
$  1,000   Cityscape Financial Corp. (a)..................................................   6.00%   05/01/06  $     10,000
   1,000   Cityscape Financial Corp. (Eurobond) (a).......................................   6.00    05/01/06        20,000
   2,500   Cityscape Financial Corp. - 144A** (a).........................................   6.00    05/01/06        25,000
                                                                                                               ------------
                                                                                                                     55,000
                                                                                                               ------------
           E.D.P. SERVICES (2.6%)
   2,250   Affiliated Computer Services - 144A**..........................................   4.00    03/15/05     2,131,088
   3,500   May & Speh, Inc................................................................   5.25    04/01/03     4,898,985
                                                                                                               ------------
                                                                                                                  7,030,073
                                                                                                               ------------
           ELECTRONIC DISTRIBUTORS (0.9%)
   4,000   Reptron Electronics, Inc.......................................................   6.75    08/01/04     2,400,000
                                                                                                               ------------
           ENGINEERING & CONSTRUCTION (1.2%)
   4,000   Emcor Group, Inc...............................................................   5.75    04/01/05     3,302,480
                                                                                                               ------------
           FINANCE (1.0%)
   3,000   Financial Federal Corp. - 144A**...............................................   4.50    05/01/05     2,748,750
                                                                                                               ------------
           FUNERAL SERVICES (1.2%)
   3,000   Equity Corporation International - 144A**......................................   4.50    12/31/04     3,320,040
                                                                                                               ------------
           HEALTH CARE MISCELLANEOUS (0.8%)
   2,175   Pharmaceutical Marketing Services, Inc.........................................   6.25    02/01/03     1,898,166
     150   Pharmaceutical Marketing Services, Inc. (Eurobond).............................   6.25    02/01/03       131,250
                                                                                                               ------------
                                                                                                                  2,029,416
                                                                                                               ------------
           HOME BUILDING (0.7%)
   4,300   Lennar Corp....................................................................   0.00    07/29/18     1,827,371
                                                                                                               ------------
           HOTELS/RESORTS (1.1%)
   5,150   Sholodge, Inc..................................................................   7.50    05/01/04     2,974,125
                                                                                                               ------------
           MAJOR U.S. TELECOMMUNICATIONS (2.8%)
   2,500   Bell Atlantic Financial Service - 144A**
             (exchangeable into Cable & Wireless Communications common stock).............   4.25    09/15/05     2,425,775
   5,000   Bell Atlantic Financial Service - 144A**
             (exchangeable into Telecom Corporation of New Zealand common stock)..........   5.75    04/01/03     5,080,350
   1,750   SA Telecommunications, Inc. - 144A** (a).......................................  10.00    08/15/06        52,500
                                                                                                               ------------
                                                                                                                  7,558,625
                                                                                                               ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CONVERTIBLE SECURITIES TRUST
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1998, CONTINUED

PRINCIPAL
AMOUNT IN                                                                                   COUPON   MATURITY
THOUSANDS                                                                                    RATE      DATE       VALUE
---------------------------------------------------------------------------------------------------------------------------
           MANAGED HEALTH CARE (7.5%)
$  3,000   Concentra Managed Care, Inc. - 144A**..........................................   4.50%   03/15/03  $  1,925,640
   4,000   Continucare Corp. - 144A**.....................................................   8.00    10/31/02     2,020,000
   2,000   Greenery Rehabilitation Group, Inc.............................................   8.75    04/01/15     2,035,000
   3,500   Healthsouth Corp. - 144A**.....................................................   3.25    04/01/03     2,660,000
   7,960   Phymatrix Corp.................................................................   6.75    06/15/03     3,024,800
   4,660   Quantum Health Resources, Inc..................................................   4.75    10/01/00     4,189,992
   5,000   Tenet Healthcare, Inc..........................................................   6.00    12/01/05     4,179,700
                                                                                                               ------------
                                                                                                                 20,035,132
                                                                                                               ------------
           MEDICAL ELECTRONICS (1.0%)
   3,600   ThermoTrex Corp................................................................   3.25    11/01/07     2,611,728
                                                                                                               ------------
           MEDICAL SPECIALTIES (0.7%)
   2,500   Fuisz Technologies Ltd.........................................................   7.00    10/15/04     1,864,850
                                                                                                               ------------
           NEWSPAPERS (1.0%)
   6,500   Hollinger, Inc. (Canada).......................................................   0.00    10/05/13     2,652,845
                                                                                                               ------------
           OFFICE EQUIPMENT & SUPPLIES (1.1%)
   4,700   Danka Business Systems, PLC (United Kingdom)...................................   6.75    04/01/02     3,057,961
                                                                                                               ------------
           OILFIELD SERVICES/EQUIPMENT (1.2%)
   1,900   Halter Marine Group, Inc. - 144A**.............................................   4.50    09/15/04     1,391,750
   3,000   Key Energy Group, Inc. - 144A**................................................   5.00    09/15/04     1,871,520
                                                                                                               ------------
                                                                                                                  3,263,270
                                                                                                               ------------
           OTHER CONSUMER SERVICES (0.5%)
   1,500   Interim Services Inc...........................................................   4.50    06/01/05     1,290,600
                                                                                                               ------------
           OTHER METALS/MINERALS (0.4%)
   1,250   Crown Resources Corp. (Eurobond)...............................................   5.75    08/27/01       950,000
                                                                                                               ------------
           REAL ESTATE INVESTMENT TRUST (3.2%)
   3,640   Capstar Hotel Corp.............................................................   4.75    10/15/04     2,432,503
   2,650   Centertrust Retail Properties (Series A).......................................   7.50    01/15/01     2,492,656
   4,000   Macerich Company (Eurobond)....................................................   7.25    12/15/02     3,750,000
                                                                                                               ------------
                                                                                                                  8,675,159
                                                                                                               ------------
           RESTAURANTS (1.0%)
   2,500   Hometown Buffet, Inc...........................................................   7.00    12/01/02     2,568,275
                                                                                                               ------------
           SCIENTIFIC INSTRUMENTS (0.8%)
   2,500   Thermo Instrument Systems, Inc. - 144A**.......................................   4.50    10/15/03     2,083,600
                                                                                                               ------------
           SEMICONDUCTOR EQUIPMENT (0.5%)
   2,000   Integrated Process Equipment Corp. - 144A**....................................   6.25    09/15/04     1,242,500
                                                                                                               ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CONVERTIBLE SECURITIES TRUST
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1998, CONTINUED

PRINCIPAL
AMOUNT IN                                                                                   COUPON   MATURITY
THOUSANDS                                                                                    RATE      DATE       VALUE
---------------------------------------------------------------------------------------------------------------------------
           SHOE MANUFACTURING (2.0%)
$    625   Nine West Group, Inc...........................................................   5.50%   07/15/03  $    413,181
   7,500   Nine West Group, Inc. - 144A**.................................................   5.50    07/15/03     4,958,175
                                                                                                               ------------
                                                                                                                  5,371,356
                                                                                                               ------------
           TELECOMMUNICATIONS (1.2%)
   4,000   Global Telesystems Group, Inc..................................................   5.75    07/01/10     3,134,240
                                                                                                               ------------
           WIRELESS COMMUNICATION (0.3%)
   1,500   Cellstar Corp..................................................................   5.00    10/15/02       778,020
                                                                                                               ------------

           TOTAL CONVERTIBLE BONDS
           (IDENTIFIED COST $175,039,563)....................................................................   147,054,502
                                                                                                               ------------

NUMBER OF
 SHARES
---------
           CONVERTIBLE PREFERRED STOCKS (32.3%)
           APPAREL (1.7%)
 111,000   Warnaco Group, Inc. $3.00..............................................................     4,440,000
                                                                                                    ------------
           AUTO PARTS (0.9%)
 120,000   BTI Capital Trust $3.25 - 144A**.......................................................     2,400,000
                                                                                                    ------------
           AUTOMOBILE - RENTALS (0.7%)
  40,000   Budget Group Capital Trust $3.125 - 144A**.............................................     1,832,520
                                                                                                    ------------
           BIOTECHNOLOGY (0.7%)
  63,500   Gensia Sicor, Inc. $3.75...............................................................     1,841,500
                                                                                                    ------------
           BROADCASTING (3.5%)
 111,000   Metromedia International Group, Inc. $3.625............................................     2,525,250
  97,000   Sinclair Broadcasting Group, Inc. $3.00................................................     4,656,000
 242,000   Triathlon Broadcasting Co. $0.945......................................................     2,299,000
                                                                                                    ------------
                                                                                                       9,480,250
                                                                                                    ------------
           CABLE/CELLULAR (0.7%)
  35,000   MediaOne Group, Inc. $3.63
             (exchangeable into AirTouch Communications, Inc. common stock).......................     1,955,625
                                                                                                    ------------
           COMPUTER SOFTWARE (1.8%)
  51,000   Microsoft Corp. (Series A) $2.196......................................................     4,915,125
                                                                                                    ------------
           CONTAINERS/PACKAGING (0.5%)
  33,100   Owens-Illinois, Inc. $2.375............................................................     1,183,325
                                                                                                    ------------
           DRUG STORE CHAIN (1.2%)
  40,000   CVS Automatic Common Exchange Security Trust $4.23.....................................     3,260,000
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CONVERTIBLE SECURITIES TRUST
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1998, CONTINUED

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           ELECTRONIC DISTRIBUTORS (0.6%)
  50,000   Pioneer Standard Electronics, Inc. $3.375 - 144A**.....................................  $  1,700,000
                                                                                                    ------------
           FINANCE (1.1%)
  33,400   Insignia Financing, Inc. $3.25.........................................................     1,275,479
  50,000   United Rentals Trust I $3.25 - 144A**..................................................     1,787,500
                                                                                                    ------------
                                                                                                       3,062,979
                                                                                                    ------------
           HEALTHCARE PRODUCTS & SERVICES (0.9%)
  60,000   Owens & Minor Trust I $2.687 - 144A**..................................................     2,268,780
                                                                                                    ------------

           HOME BUILDING (0.9%)
 300,000   Kaufman & Broad Home Corp. $0.825......................................................     2,512,500
                                                                                                    ------------

           INVESTMENT BANKERS/BROKERS/SERVICES (3.1%)
  50,000   Merrill Lynch & Co., Inc. $2.39
             (exchangeable into IMC Global, Inc. common stock)....................................     1,106,250
 100,000   Merrill Lynch & Co., Inc. $4.087
             (exchangeable into SunAmerica, Inc. common stock)....................................     7,312,500
                                                                                                    ------------
                                                                                                       8,418,750
                                                                                                    ------------
           MAJOR U.S. TELECOMMUNICATIONS (1.2%)
  73,400   Loral Space & Communications Ltd. (Series C) $3.00 (Bermuda)...........................     3,312,175
                                                                                                    ------------
           MANAGED HEALTH CARE (0.2%)
  50,000   Sun Financing I $1.75 - 144A**.........................................................       606,250
                                                                                                    ------------
           MOBILE HOME & RECREATION (0.8%)
  50,000   Fleetwood Capital Trust $3.00 - 144A**.................................................     2,162,500
                                                                                                    ------------
           NEWSPAPERS (0.7%)
  80,000   Tribune Co. $1.75
             (exchangeable into The Learning Company, Inc. common stock)..........................     1,730,000
                                                                                                    ------------
           NON - U.S. BANKS (1.1%)
 110,000   National Australia Bank, Ltd. $1.969 (Australia) (Units) ++............................     2,928,750
                                                                                                    ------------
           OIL & GAS PRODUCTION (1.2%)
 100,000   Belco Oil & Gas Corp $1.625............................................................     1,650,000
 100,000   Chesapeake Energy Corp. $3.50 - 144A**.................................................     1,600,000
                                                                                                    ------------
                                                                                                       3,250,000
                                                                                                    ------------
           OTHER CONSUMER SERVICES (0.8%)
  80,000   Cendant Corp. $3.75....................................................................     2,000,000
                                                                                                    ------------

           RAILROADS (1.0%)
  60,000   Union Pacific Capital Trust $3.125 - 144A**............................................     2,700,000
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CONVERTIBLE SECURITIES TRUST
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1998, CONTINUED

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           REAL ESTATE INVESTMENT TRUST (3.8%)
  80,000   Equity Office Properties Trust (Series B) $2.625 - 144A**..............................  $  3,265,040
 161,600   FelCor Lodging Trust, Inc. (Series A) $1.95............................................     3,474,400
  85,000   Reckson Associates Reality Corp. (Series A) $1.906.....................................     1,859,375
  36,600   Rouse Co. (Series B) $3.00.............................................................     1,647,000
                                                                                                    ------------
                                                                                                      10,245,815
                                                                                                    ------------
           TELECOMMUNICATIONS (3.2%)
  52,800   EchoStar Communications Corp. (Series C) $3.375........................................     2,838,000
  80,000   NEXTLINK Communications, Inc. $3.25 - 144A**...........................................     2,920,000
  80,000   Winstar Communications, Inc. (Series D) $3.50..........................................     2,840,000
                                                                                                    ------------
                                                                                                       8,598,000
                                                                                                    ------------

           TOTAL CONVERTIBLE PREFERRED STOCKS
           (IDENTIFIED COST $106,379,162).........................................................    86,804,844
                                                                                                    ------------

           COMMON STOCKS (3.8%)
           APPAREL (1.9%)
 285,000   Tropical Sportswear International Corp.*...............................................     5,236,875
                                                                                                    ------------
           ASSISTED LIVING SERVICES (0.4%)
  90,000   Emeritus Corp.*........................................................................       973,125
                                                                                                    ------------
           CASINO/GAMBLING (0.7%)
 690,000   Alliance Gaming Corp.*.................................................................     1,746,562
                                                                                                    ------------
           NEWSPAPERS (0.7%)
 126,132   Hollinger International, Inc. (Class A)................................................     1,813,148
                                                                                                    ------------
           WHOLESALE DISTRIBUTOR (0.1%)
  55,000   AVTEAM, Inc. (Class A)*................................................................       309,375
                                                                                                    ------------

           TOTAL COMMON STOCKS
           (IDENTIFIED COST $9,020,182)...........................................................    10,079,085
                                                                                                    ------------

PRINCIPAL
AMOUNT IN                                                            COUPON         MATURITY
THOUSANDS                                                             RATE            DATE
---------                                                           ---------   -----------------
         SHORT-TERM INVESTMENTS (7.5%)
         U.S. GOVERNMENT AGENCIES (b) (7.4%)
$ 19,900 Federal Home Loan Mortgage Corp. (AMORTIZED COST
           $19,897,133)...........................................  5.16-5.46%  10/01/98-10/05/98    19,897,133
                                                                                                   ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CONVERTIBLE SECURITIES TRUST
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1998, CONTINUED

PRINCIPAL
AMOUNT IN                                                            COUPON         MATURITY
THOUSANDS                                                             RATE            DATE            VALUE
---------------------------------------------------------------------------------------------------------------
         REPURCHASE AGREEMENT (0.1%)
$    355 The Bank of New York (dated 09/30/98; proceeds $354,687)
           (c) (IDENTIFIED COST $354,638).........................  5.00%           10/01/98       $    354,638
                                                                                                   ------------

         TOTAL SHORT-TERM INVESTMENTS
         (IDENTIFIED COST $20,251,771)...........................................................    20,251,771
                                                                                                   ------------

TOTAL INVESTMENTS
(IDENTIFIED COST $310,690,678) (D)........................................................   98.4 %   264,190,202

OTHER ASSETS IN EXCESS OF LIABILITIES.....................................................    1.6       4,301,871
                                                                                            ------  -------------

NET ASSETS................................................................................  100.0 % $ 268,492,073
                                                                                            ------  -------------
                                                                                            ------  -------------

---------------------

 *   Non-income producing security.
**   Resale is restricted to qualified institutional investors.
++ Consists of more than one class of securities traded together as a unit; stocks with attached warrants.
(a)  Non-income producing security; bond in default.
(b) Securities were purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.
(c) Collateralized by $53,202 U.S. Treasury Bond 7.25% due 05/15/16 valued at $67,332 and $229,690 U.S. Treasury Bond 7.25% due 08/15/22 valued at
     $294,398.
(d) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $10,687,190 and the aggregate gross unrealized depreciation is $57,187,666, resulting in net unrealized depreciation of $46,500,476.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CONVERTIBLE SECURITIES TRUST
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1998

ASSETS:
Investments in securities, at value
  (identified cost $310,690,678).............................................................  $ 264,190,202
Receivable for:
    Interest.................................................................................      3,134,097
    Investments sold.........................................................................      1,755,307
    Dividends................................................................................        162,178
    Shares of beneficial interest sold.......................................................        135,771
Prepaid expenses and other assets............................................................         57,958
                                                                                               -------------
     TOTAL ASSETS............................................................................    269,435,513
                                                                                               -------------
LIABILITIES:
Payable for:
    Shares of beneficial interest repurchased................................................        344,704
    Plan of distribution fee.................................................................        224,685
    Investment management fee................................................................        136,426
    Dividends and distributions to shareholders..............................................        113,379
Accrued expenses and other payables..........................................................        124,246
                                                                                               -------------
     TOTAL LIABILITIES.......................................................................        943,440
                                                                                               -------------
     NET ASSETS..............................................................................  $ 268,492,073
                                                                                               -------------
                                                                                               -------------
COMPOSITION OF NET ASSETS:
Paid-in-capital..............................................................................  $ 417,814,399
Net unrealized depreciation..................................................................    (46,500,476)
Accumulated undistributed net investment income..............................................      7,406,854
Accumulated net realized loss................................................................   (110,228,704)
                                                                                               -------------
     NET ASSETS..............................................................................  $ 268,492,073
                                                                                               -------------
                                                                                               -------------
CLASS A SHARES:
Net Assets...................................................................................       $962,774
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)....................................         77,356
     NET ASSET VALUE PER SHARE...............................................................         $12.45
                                                                                               -------------
                                                                                               -------------

     MAXIMUM OFFERING PRICE PER SHARE,
       (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE).......................................         $13.14
                                                                                               -------------
                                                                                               -------------
CLASS B SHARES:
Net Assets...................................................................................   $263,442,796
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)....................................     21,153,152
     NET ASSET VALUE PER SHARE...............................................................         $12.45
                                                                                               -------------
                                                                                               -------------
CLASS C SHARES:
Net Assets...................................................................................     $2,390,061
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)....................................        192,321
     NET ASSET VALUE PER SHARE...............................................................         $12.43
                                                                                               -------------
                                                                                               -------------
CLASS D SHARES:
Net Assets...................................................................................     $1,696,442
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)....................................        136,321
     NET ASSET VALUE PER SHARE...............................................................         $12.44
                                                                                               -------------
                                                                                               -------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CONVERTIBLE SECURITIES TRUST
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 1998

NET INVESTMENT INCOME:

INCOME
Interest......................................................................................  $ 13,785,021
Dividends.....................................................................................     6,422,146
                                                                                                ------------

     TOTAL INCOME.............................................................................    20,207,167
                                                                                                ------------

EXPENSES
Plan of distribution fee (Class A shares).....................................................         1,753
Plan of distribution fee (Class B shares).....................................................     3,206,390
Plan of distribution fee (Class C shares).....................................................        20,751
Investment management fee.....................................................................     1,953,489
Transfer agent fees and expenses..............................................................       415,843
Registration fees.............................................................................        92,766
Shareholder reports and notices...............................................................        75,540
Professional fees.............................................................................        52,102
Custodian fees................................................................................        30,770
Trustees' fees and expenses...................................................................        18,968
Other.........................................................................................        12,912
                                                                                                ------------

     TOTAL EXPENSES...........................................................................     5,881,284
                                                                                                ------------

     NET INVESTMENT INCOME....................................................................    14,325,883
                                                                                                ------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain.............................................................................     7,466,716
Net change in unrealized appreciation.........................................................   (67,299,872)
                                                                                                ------------

     NET LOSS.................................................................................   (59,833,156)
                                                                                                ------------

NET DECREASE..................................................................................  $(45,507,273)
                                                                                                ------------
                                                                                                ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CONVERTIBLE SECURITIES TRUST
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                        FOR THE YEAR        FOR THE YEAR
                                                                           ENDED                ENDED
                                                                     SEPTEMBER 30, 1998  SEPTEMBER 30, 1997*
------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income..............................................  $      14,325,883   $       11,712,892
Net realized gain..................................................          7,466,716           28,783,111
Net change in unrealized appreciation..............................        (67,299,872 )         17,490,793
                                                                     ------------------  -------------------

     NET INCREASE (DECREASE).......................................        (45,507,273 )         57,986,796
                                                                     ------------------  -------------------

DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Class A shares.....................................................            (35,198 )               (423 )
Class B shares.....................................................        (12,386,068 )        (10,913,049 )
Class C shares.....................................................            (89,566 )             (5,412 )
Class D shares.....................................................           (116,323 )               (216 )
                                                                     ------------------  -------------------

     TOTAL DIVIDENDS...............................................        (12,627,155 )        (10,919,100 )
                                                                     ------------------  -------------------
Net increase from transactions in shares of beneficial interest....          9,302,728           35,921,871
                                                                     ------------------  -------------------

     NET INCREASE (DECREASE).......................................        (48,831,700 )         82,989,567

NET ASSETS:
Beginning of period................................................        317,323,773          234,334,206
                                                                     ------------------  -------------------

     END OF PERIOD
    (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $7,406,854
    AND $5,708,126, RESPECTIVELY)..................................  $     268,492,073   $      317,323,773
                                                                     ------------------  -------------------
                                                                     ------------------  -------------------

---------------------

 *   Class A, Class C and Class D shares were issued July 28, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CONVERTIBLE SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 1998

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Convertible Securities Trust (the "Fund"), formerly Dean Witter Convertible Securities Trust, is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to seek a high level of total return on its assets through a combination of current income and capital appreciation. The Fund was organized as a Massachusetts business trust on May 21, 1985 and commenced operations on October 31, 1985. On July 28, 1997, the Fund commenced offering three additional classes of shares, with the then current shares designated as Class B shares.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager"), formerly Dean Witter InterCapital Inc., that sale and bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon,

MORGAN STANLEY DEAN WITTER CONVERTIBLE SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 1998, CONTINUED

rating and maturity or an appropriate matrix utilizing similar factors); (4) certain portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment

MORGAN STANLEY DEAN WITTER CONVERTIBLE SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 1998, CONTINUED

income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with the Investment Manager, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the Fund's net assets determined as of the close of each business day: 0.60% to the portion of the daily net assets not exceeding $750 million; 0.55% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.50% to the portion of daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.475% to the portion of daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.45% to the portion of daily net assets exceeding $2 billion but not exceeding $3 billion; and 0.425% to the portion of daily net assets exceeding $3 billion.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the

MORGAN STANLEY DEAN WITTER CONVERTIBLE SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 1998, CONTINUED

case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for (1) services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, Morgan Stanley Dean Witter Financial Advisors and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; (2) printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and (3) preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $80,592,295 at September 30, 1998.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended September 30, 1998, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 1.0%, respectively.

The Distributor has informed the Fund that for the year ended September 30, 1998, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C

MORGAN STANLEY DEAN WITTER CONVERTIBLE SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 1998, CONTINUED

shares of $379,822 and $2,747, respectively and received $27,570 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended September 30, 1998 aggregated $309,447,939 and $276,502,691, respectively.

For the year ended September 30, 1998, the Fund incurred brokerage commissions of $1,750 with DWR for portfolio transactions executed on behalf of the Fund.

For the year ended September 30, 1998, the Fund incurred brokerage commissions of $2,500 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At September 30, 1998, the Fund had transfer agent fees and expenses payable of approximately $5,000.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended September 30, 1998 included in Trustees' fees and expenses in the Statement of Operations amounted to $5,407. At September 30, 1998, the Fund had an accrued pension liability of $50,640 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. FEDERAL INCOME TAX STATUS

During the year ended September 30, 1998, the Fund utilized approximately $8,751,000 of its net capital loss carryover. At September 30, 1998, the Fund had a net capital loss carryover of approximately $108,866,000 of which $46,135,000 will be available through September 30, 1999 and $62,731,000 will be available through September 30, 2000 to offset future capital gains to the extent provided by regulations.

MORGAN STANLEY DEAN WITTER CONVERTIBLE SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 1998, CONTINUED

Capital losses incurred after October 31 ("post-October" losses) within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $1,307,000 during fiscal 1998.

As of September 30, 1998, the Fund had temporary book/tax differences primarily attributable to post-October losses and permanent book/tax differences primarily attributable to an expired capital loss carryover. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged and accumulated net realized loss was credited $27,580,247.

6. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                           FOR THE YEAR                  FOR THE YEAR
                                                                              ENDED                         ENDED
                                                                        SEPTEMBER 30, 1998           SEPTEMBER 30, 1997*
                                                                   ----------------------------   --------------------------
                                                                     SHARES          AMOUNT         SHARES         AMOUNT
                                                                   -----------   --------------   -----------   ------------
CLASS A SHARES
Sold.............................................................       92,001   $    1,349,947         3,315   $     48,759
Reinvestment of dividends........................................        2,116           29,640            14            215
Redeemed.........................................................      (20,090)        (277,904)      --             --
                                                                   -----------   --------------   -----------   ------------
Net increase -- Class A..........................................       74,027        1,101,683         3,329         48,974
                                                                   -----------   --------------   -----------   ------------

CLASS B SHARES
Sold.............................................................    4,637,313       68,850,146     8,039,107    107,873,505
Reinvestment of dividends........................................      701,336        9,971,800       650,270      8,859,176
Redeemed.........................................................   (5,189,588)     (75,033,986)   (6,107,632)   (81,482,825)
                                                                   -----------   --------------   -----------   ------------
Net increase -- Class B..........................................      149,061        3,787,960     2,581,745     35,249,856
                                                                   -----------   --------------   -----------   ------------

CLASS C SHARES
Sold.............................................................      213,545        3,143,678        41,818        612,076
Reinvestment of dividends........................................        4,574           64,248           303          4,520
Redeemed.........................................................      (66,982)        (917,694)         (937)       (13,788)
                                                                   -----------   --------------   -----------   ------------
Net increase -- Class C..........................................      151,137        2,290,232        41,184        602,808
                                                                   -----------   --------------   -----------   ------------

CLASS D SHARES
Sold.............................................................      201,768        2,963,943         1,366         20,017
Reinvestment of dividends........................................          103            1,480            14            216
Redeemed.........................................................      (66,930)        (842,570)      --             --
                                                                   -----------   --------------   -----------   ------------
Net increase -- Class D..........................................      134,941        2,122,853         1,380         20,233
                                                                   -----------   --------------   -----------   ------------
Net increase in Fund.............................................      509,166   $    9,302,728     2,627,638   $ 35,921,871
                                                                   -----------   --------------   -----------   ------------
                                                                   -----------   --------------   -----------   ------------

---------------------

 * For Class A, C and D, for the period July 28, 1997 (issue date) through September 30, 1997.

MORGAN STANLEY DEAN WITTER CONVERTIBLE SECURITIES TRUST
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                              FOR THE YEAR ENDED SEPTEMBER 30
                                --------------------------------------------------------------------------------------------
                                1998++      1997*++   1996     1995     1994     1993     1992     1991     1990      1989
----------------------------------------------------------------------------------------------------------------------------

CLASS B SHARES

PER SHARE OPERATING
PERFORMANCE:

Net asset value, beginning of
 period.......................  $ 15.07     $12.72   $11.67   $10.75   $10.62   $ 8.92   $ 8.67   $ 7.65   $  9.68   $  8.63
                                -------     ------   ------   ------   ------   ------   ------   ------   -------   -------

Net investment income.........     0.65       0.60     0.55     0.60     0.42     0.37     0.34     0.37      0.46      0.48

Net realized and unrealized
 gain (loss)..................    (2.70)      2.31     1.12     0.82     0.11     1.67     0.15     1.05     (2.06)     1.20
                                -------     ------   ------   ------   ------   ------   ------   ------   -------   -------

Total from investment
 operations...................    (2.05)      2.91     1.67     1.42     0.53     2.04     0.49     1.42     (1.60)     1.68
                                -------     ------   ------   ------   ------   ------   ------   ------   -------   -------

Less dividends from net
 investment income............    (0.57)     (0.56)   (0.62)   (0.50)   (0.40)   (0.34)   (0.24)   (0.40)    (0.43)    (0.63)
                                -------     ------   ------   ------   ------   ------   ------   ------   -------   -------

Net asset value, end of
 period.......................  $ 12.45     $15.07   $12.72   $11.67   $10.75   $10.62   $ 8.92   $ 8.67   $  7.65   $  9.68
                                -------     ------   ------   ------   ------   ------   ------   ------   -------   -------
                                -------     ------   ------   ------   ------   ------   ------   ------   -------   -------

TOTAL INVESTMENT RETURN+......   (14.01)%    23.38%   14.70%   13.68%    5.02%   23.22%    5.69%   18.93%   (16.93)%   20.20%

RATIOS TO AVERAGE NET ASSETS:
Expenses......................     1.81%(1)   1.84%    1.89%    1.96%    1.93%    1.93%    1.92%    1.92%     1.88%     1.76%

Net investment income.........     4.40%(1)   4.45%    4.78%    5.24%    3.68%    3.44%    3.43%    4.34%     4.96%     4.93%

SUPPLEMENTAL DATA:
Net assets, end of period, in
 millions.....................     $263       $317     $234     $185     $190     $208     $218     $297      $413      $822

Portfolio turnover rate.......       95%       182%     171%     138%     184%     221%     145%     133%       92%      167%

---------------------

 * Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CONVERTIBLE SECURITIES TRUST
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                  FOR THE PERIOD
                                                                FOR THE YEAR      JULY 28, 1997*
                                                                   ENDED             THROUGH
                                                               SEPTEMBER 30,      SEPTEMBER 30,
                                                                   1998++             1997++
-------------------------------------------------------------------------------------------------
CLASS A SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period........................      $ 15.07            $ 14.31
                                                                   ------             ------
Net investment income.......................................         0.75               0.13
Net realized and unrealized gain (loss).....................        (2.68)              0.78
                                                                   ------             ------
Total from investment operations............................        (1.93)              0.91
                                                                   ------             ------
Less dividends from net investment income...................        (0.69)             (0.15)
                                                                   ------             ------
Net asset value, end of period..............................      $ 12.45            $ 15.07
                                                                   ------             ------
                                                                   ------             ------
TOTAL INVESTMENT RETURN+....................................       (13.38)%             6.40%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................         1.05%(3)           1.15%(2)
Net investment income.......................................         5.16%(3)           5.03%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................         $963                $50
Portfolio turnover rate.....................................           95%               182%

CLASS C SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period........................      $ 15.06            $ 14.31
                                                                   ------             ------
Net investment income.......................................         0.64               0.12
Net realized and unrealized gain (loss).....................        (2.68)              0.77
                                                                   ------             ------
Total from investment operations............................        (2.04)              0.89
                                                                   ------             ------
Less dividends from net investment income...................        (0.59)             (0.14)
                                                                   ------             ------
Net asset value, end of period..............................      $ 12.43            $ 15.06
                                                                   ------             ------
                                                                   ------             ------
TOTAL INVESTMENT RETURN+....................................       (14.07)%             6.26%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................         1.81%(3)           1.92%(2)
Net investment income.......................................         4.40%(3)           4.52%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................       $2,390               $620
Portfolio turnover rate.....................................           95%               182%

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CONVERTIBLE SECURITIES TRUST
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                  FOR THE PERIOD
                                                                FOR THE YEAR      JULY 28, 1997*
                                                                   ENDED             THROUGH
                                                               SEPTEMBER 30,      SEPTEMBER 30,
                                                                   1998++             1997++
-------------------------------------------------------------------------------------------------

CLASS D SHARES

PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period........................      $ 15.08            $ 14.31
                                                                   ------             ------

Net investment income.......................................         0.79               0.13

Net realized and unrealized gain (loss).....................        (2.71)              0.80
                                                                   ------             ------

Total from investment operations............................        (1.92)              0.93
                                                                   ------             ------

Less dividends from net investment income...................        (0.72)             (0.16)
                                                                   ------             ------

Net asset value, end of period..............................      $ 12.44            $ 15.08
                                                                   ------             ------
                                                                   ------             ------

TOTAL INVESTMENT RETURN+....................................       (13.19)%             6.42%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................         0.81%(3)           0.89%(2)

Net investment income.......................................         5.40%(3)           4.94%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................       $1,696                $21

Portfolio turnover rate.....................................           95%               182%

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CONVERTIBLE
SECURITIES TRUST
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES
OF MORGAN STANLEY DEAN WITTER CONVERTIBLE SECURITIES TRUST

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Morgan Stanley Dean Witter Convertible Securities Trust (the "Fund"), formerly Dean Witter Convertible Securities Trust, at September 30, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 1998 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
1177 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10036
NOVEMBER 9, 1998

                      1998 FEDERAL TAX NOTICE (UNAUDITED)

       During the fiscal year ended September 30, 1998, 40.38% of the income dividends qualified for the dividends received deduction available to corporations.

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn                                          MORGAN STANLEY
John R. Haire                                          DEAN WITTER
Wayne E. Hedien                                        CONVERTIBLE
Dr. Manuel H. Johnson                                  SECURITIES TRUST
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Peter m. Avelar
Vice President

Thomas F. Caloia
Treasureer

TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER

Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048





                                                                PHOTO



This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.



                                                            ANNUAL REPORT
                                                            SEPTEMBER 30, 1998